                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5912
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                             MFS SPECIAL VALUE TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: October 31
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                     Date of reporting period: July 31, 2004
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO 7/31/04

MFS(R) SPECIAL VALUE TRUST

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

The Trust is a closed-end investment product. Shares of the Trust are only available for purchase/sale on the NYSE at the current market price. Shares may trade at a discount to NAV.

Visit MFS.COM for the latest information about your investment.

    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

A fact sheet, annual, and semiannual report for the fund can be accessed by clicking "Closed End Funds" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

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PORTFOLIO OF INVESTMENTS (UNAUDITED) 07/31/2004        MFS(R) SPECIAL VALUE TRUST
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
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ISSUER                                                                                       PAR AMOUNT
                                                                                          (000 OMITTED)                     $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS - 60.8%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. BONDS - 46.8%
-----------------------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                         $350                    $345,625
-----------------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010                                                             655                     599,325
-----------------------------------------------------------------------------------------------------------------------------------
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013                                                   875                     622,344
-----------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 0% to 2005, 14% to 2009                                          212                     201,919
-----------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 12%, 2010                                                                 174                     199,230
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,968,443
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Argo-Tech Corp., 9.25%, 2011##                                                                     $130                    $136,500
-----------------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875%, 2011                                                                    475                     463,125
-----------------------------------------------------------------------------------------------------------------------------------
Hexcel Corp., 9.75%, 2009                                                                           650                     682,500
-----------------------------------------------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.625%, 2010                                                                   80                      87,400
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,369,525
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                                                           $500                    $380,353
-----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 8.307%, 2018                                                            292                     240,035
-----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2018                                                            495                     401,290
-----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                             58                      45,907
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,067,585
-----------------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0%
-----------------------------------------------------------------------------------------------------------------------------------
WestPoint Stevens, Inc., 7.875%, 2005 - 2008**                                                     $810                      $5,063
-----------------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037##                                                                    $450                    $351,945
-----------------------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., 8%, 2004+                                                            694                     672,664
-----------------------------------------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.8486%, 2023^^                                                         689                     125,627
-----------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                              250                     230,933
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.5921%, 2014##^^                                                   698                      53,701
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,434,870
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Accessory Systems LLC, 10.75%, 2011                                                       $115                    $115,288
-----------------------------------------------------------------------------------------------------------------------------------
Delco Remy International, Inc., 9.375%, 2012##                                                       40                      38,800
-----------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.75%, 2013                                                          115                     121,900
-----------------------------------------------------------------------------------------------------------------------------------
Intermet Corp., 9.75%, 2009                                                                         130                     118,300
-----------------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., 11%, 2012                                                                          365                     324,850
-----------------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 12%, 2010##                                                                320                     246,400
-----------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                                                      13                      15,600
-----------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11.75%, 2013                                                              EUR 163                     237,120
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,218,258
-----------------------------------------------------------------------------------------------------------------------------------
Basic Industry - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 9.25%, 2014                                                             $110                    $110,000
-----------------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 5.8%
-----------------------------------------------------------------------------------------------------------------------------------
Adelphia Communications Corp., 10.25%, 2011**                                                      $750                    $667,500
-----------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                                    155                     161,200
-----------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012##                                                                   110                     106,150
-----------------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012##                                                               180                     176,850
-----------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                                                          365                     275,575
-----------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 9.92%, 2011                                                         1,150                     859,625
-----------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014##                                                         50                      48,250
-----------------------------------------------------------------------------------------------------------------------------------
FrontierVision Holdings LP, 11.875%, 2007**                                                         300                     373,500
-----------------------------------------------------------------------------------------------------------------------------------
FrontierVision Operating Partners LP, 11%, 2006                                                     115                     141,450
-----------------------------------------------------------------------------------------------------------------------------------
Grande Communications, 14%, 2011                                                                    305                     289,750
-----------------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP, 9.75%, 2009                                                                     130                     134,550
-----------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                                                   575                     589,375
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,823,775
-----------------------------------------------------------------------------------------------------------------------------------
Building - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Building Materials Corp.of America, 7.75%, 2014##                                                  $150                    $148,500
-----------------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                                                      180                     202,050
-----------------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 9.5%, 2014##                                                                       150                     150,750
-----------------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                                               675                     668,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,169,550
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 4.4%
-----------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                               $210                    $233,100
-----------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                           750                     763,125
-----------------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                                                     140                     170,800
-----------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 0% to 2007, 10.67% to 2013                                           250                     193,750
-----------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                                340                     379,525
-----------------------------------------------------------------------------------------------------------------------------------
Nalco Finance Holdings, Inc., 0% to 2009, 9% to 2014##                                              390                     265,200
-----------------------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC, 13.5%, 2010                                                    260                     250,900
-----------------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625%, 2011                                                     300                     322,500
-----------------------------------------------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, Inc., 11.875%, 2010                                                  320                     329,600
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,908,500
-----------------------------------------------------------------------------------------------------------------------------------
Conglomerates - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Rexnord Industries, Inc., 10.125%, 2012                                                            $105                    $116,025
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
K2, Inc., 7.375%, 2014                                                                              $20                     $20,375
-----------------------------------------------------------------------------------------------------------------------------------
Leiner Health Products, Inc., 11%, 2012##                                                            75                      78,000
-----------------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 8.625%, 2008                                                        531                     456,660
-----------------------------------------------------------------------------------------------------------------------------------
Werner Holding Co., Inc., 10%, 2007                                                                 170                     149,600
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $704,635
-----------------------------------------------------------------------------------------------------------------------------------
Containers - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                                            $510                    $466,438
-----------------------------------------------------------------------------------------------------------------------------------
Portola Packaging, Inc., 8.25%, 2012                                                                130                     111,150
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $577,588
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Belden Blake Corp., 8.75%, 2012                                                                     $90                     $91,687
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7%, 2014##                                                                  52                      52,520
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                               130                     128,700
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $272,907
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc., 10%, 2010##                                                           $235                    $242,638
-----------------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                                                       80                      80,000
-----------------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                                                        235                     217,375
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $540,013
-----------------------------------------------------------------------------------------------------------------------------------
Financial Institutions - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Refco Finance Holdings LLC, 9%, 2012##                                                              $75                     $75,000
-----------------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Newark Group, Inc., 9.75%, 2014##                                                                  $390                    $374,400
-----------------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Resorts International Hotel & Casino, Inc., 11.5%, 2009                                            $400                    $450,000
-----------------------------------------------------------------------------------------------------------------------------------
Industrial - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Da-Lite Screen Co., Inc., 9.5%, 2011##                                                             $125                    $130,781
-----------------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.5%, 2011##                                                                215                     223,600
-----------------------------------------------------------------------------------------------------------------------------------
Polypore International, Inc., 8.75%, 2012##                                                         195                     206,700
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $561,081
-----------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                                            $195                    $210,600
-----------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                                                                80                      86,600
-----------------------------------------------------------------------------------------------------------------------------------
Columbus McKinnon Corp., 8.5%, 2008                                                                 225                     209,250
-----------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.375%, 2011                                                              EUR 160                     213,520
-----------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7.75%, 2013                                                                  $225                     217,687
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $937,657
-----------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375%, 2011                                                              $200                    $207,500
-----------------------------------------------------------------------------------------------------------------------------------
Healthsouth Corp., 8.5%, 2008                                                                       260                     258,050
-----------------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125%, 2011                                                    140                     141,050
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $606,600
-----------------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
MedCath Holdings Corp., 9.875%, 2012##                                                             $260                    $264,550
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Doe Run Resources Corp., 8.5%, 2008#                                                               $512                    $394,440
-----------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014##                                                                65                      65,487
-----------------------------------------------------------------------------------------------------------------------------------
Ispat Inland PLC, 9.75%, 2014                                                                       260                     268,450
-----------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 9.875%, 2002**                                                    290                     305,950
-----------------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10%, 2009                                                                 105                     111,824
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                                                        42                      46,725
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,192,876
-----------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                                                      $55                     $62,425
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                                      535                     481,500
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                                   235                     223,837
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $767,762
-----------------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375%, 2011                                                                        $185                    $200,262
-----------------------------------------------------------------------------------------------------------------------------------
Oils - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Citgo Petroleum Corp., 11.375%, 2011                                                               $150                    $174,000
-----------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013##                                                          $975                    $677,625
-----------------------------------------------------------------------------------------------------------------------------------
Hollinger, Inc., 12.875%, 2011##                                                                     55                      63,800
-----------------------------------------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 9.875%, 2013                                                                  130                     133,575
-----------------------------------------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 0% to 2008, 11.5% to 2013                                                     385                     219,450
-----------------------------------------------------------------------------------------------------------------------------------
R.H.Donnelley Finance Corp., 10.875%, 2012                                                          150                     175,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,269,950
-----------------------------------------------------------------------------------------------------------------------------------
Retailers - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                      $335                    $342,537
-----------------------------------------------------------------------------------------------------------------------------------
Duane Reade, Inc., 9.75%, 2011##                                                                     55                      54,862
-----------------------------------------------------------------------------------------------------------------------------------
J. Crew Operating Corp., 10.375%, 2007                                                              150                     153,000
-----------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 7%, 2006                                                                        255                     247,350
-----------------------------------------------------------------------------------------------------------------------------------
PCA LLC, 11.875%, 2009                                                                              180                     189,900
-----------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                                                         130                     136,175
-----------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 6.875%, 2013                                                                        180                     164,700
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,288,524
-----------------------------------------------------------------------------------------------------------------------------------
Supermarkets - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Jitney Jungle Stores of America, Inc., 12%, 2006**                                               $1,500                     $22,500
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 3.7%
-----------------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 0% to 2005, 12% to 2009                                                    $509                    $497,547
-----------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                      565                     581,950
-----------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875%, 2013                                                           450                     339,750
-----------------------------------------------------------------------------------------------------------------------------------
MetroPCS, Inc., 10.75%, 2011                                                                        335                     348,400
-----------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75%, 2010                                                                   531                     488,520
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012##                                                                     200                     203,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,459,667
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 9.125%, 2012##                                                                        $110                    $121,000
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 14%, 2010##                                                                   600                     702,750
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125%, 2011                                                            230                     204,125
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 9.25%, 2014##                                                            210                     200,550
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,228,425
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.9%
-----------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 6.875%, 2011                                                                $155                    $139,500
-----------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                      199                     210,488
-----------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034##                                                               145                     154,425
-----------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation, Inc., 8.3%, 2011**                                                      400                     316,000
-----------------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                                                             250                     310,000
-----------------------------------------------------------------------------------------------------------------------------------
NGC Corp.Capital Trust, 8.316%, 2027                                                                275                     205,562
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                                200                     213,000
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                                 125                     134,375
-----------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 8.625%, 2014##                                                            215                     222,525
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,905,875
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S.Bonds                                                                                                         $31,065,866
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS - 14.0%
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co.Ltd., 9.75%, 2012 (Food & Non-Alcoholic Beverages)                               $425                    $443,063
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Telenet Group Holdings N.V., 0% to 2008, 11.5% to 2014 (Broadcast & Cable TV)##                    $780                    $510,900
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.125%, 2012 (Emerging Market Sovereign)                               $545                    $467,289
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014 (Emerging Market Sovereign)                                    179                     169,565
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.0625%, 2024 (Emerging Market Sovereign)                                54                      43,740
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11%, 2040 (Emerging Market Sovereign)                                   430                     421,400
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,101,994
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014 (Forest & Paper Products)                                    $125                    $124,375
-----------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 6.125%, 2006 (Business Services)                                              250                     249,688
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $374,063
-----------------------------------------------------------------------------------------------------------------------------------
France - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013 (Containers)                                           $305                    $349,988
-----------------------------------------------------------------------------------------------------------------------------------
Rhodia S.A., 6%, 2006 (Chemicals)                                                               EUR 105                     124,974
-----------------------------------------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011 (Chemicals)##                                                            $825                     709,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,184,462
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Kabel Deutschland, 10.625%, 2014 (Broadcast & Cable TV)##                                          $230                    $235,750
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014 (Chemicals)##                                    $335                    $349,656
-----------------------------------------------------------------------------------------------------------------------------------
Lighthouse International Co.S.A., 8%, 2014 (Printing & Publishing)##                            EUR 150                     173,575
-----------------------------------------------------------------------------------------------------------------------------------
Safilo Capital International S.A., 9.625%, 2013 (Consumer Goods & Services)##                       440                     497,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,020,481
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Axtel S.A.de C.V., 11%, 2013 (Telecommunications - Wireline)##                                     $565                    $550,875
-----------------------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A.de C.V., 13.75%, 2009 (Forest & Paper Products)##**                         258                     137,385
-----------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022 (Emerging Market Agencies)                         143                     154,440
-----------------------------------------------------------------------------------------------------------------------------------
TFM S.A.de C.V., 11.75%, 2009 (Transportation - Services)                                           250                     248,750
-----------------------------------------------------------------------------------------------------------------------------------
TV Azteca S.A.de C.V., 10.5%, 2007 (Broadcast & Cable TV)                                           250                     257,500
-----------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022 (Emerging Market Sovereign)                                          13                      13,910
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,362,860
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Kappa Beheer B.V., 10.625%, 2009 (Forest & Paper Products)                                         $110                    $116,050
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625%, 2014 (Gaming & Lodging)##                                                      $360                    $365,850
-----------------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway S.A., 10.25%, 2008 (Oil Services)                                                  440                     435,600
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $801,450
-----------------------------------------------------------------------------------------------------------------------------------
Panama - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029 (Emerging Market Sovereign)                                $263                    $288,544
-----------------------------------------------------------------------------------------------------------------------------------
Poland - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
PTC International Finance II S.A., 11.25%, 2009 (Telecommunications - Wireless)                    $500                    $530,000
-----------------------------------------------------------------------------------------------------------------------------------
Russia - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013 (Oils)##                                                                 $150                    $156,844
-----------------------------------------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009 (Energy - Integrated)                                                334                     340,680
-----------------------------------------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007 (Energy - Integrated)                                                     200                     219,000
-----------------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009 (Telecommunications - Wireless)##                                  350                     350,875
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,067,399
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Dunlop Standard Aerospace Holdings PLC, 11.875%, 2009 (Aerospace)##                                $102                    $108,120
-----------------------------------------------------------------------------------------------------------------------------------
Invensys PLC, 9.875%, 2011 (Electronics)##                                                          120                     122,400
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $230,520
-----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                                                      $9,267,536
-----------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $40, 095, 667)                                                                            $40,333,402
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SHARES
-----------------------------------------------------------------------------------------------------------------------------------
STOCKS - 29.3%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. STOCKS - 23.9%
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.^                                                                          60,500                    $875,435
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc.^*                                                              34,476                    $449,912
-----------------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.3%
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"^*                                                                             59,100                  $1,583,880
-----------------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc.^*                                                                            21,206                     311,304
-----------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                        9,915                     516,770
-----------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A"^                                                             30,000                     297,300
-----------------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc.^                                                                    64,555                     163,324
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,872,578
-----------------------------------------------------------------------------------------------------------------------------------
Business Services - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Anacomp, Inc.*                                                                                       30                        $360
-----------------------------------------------------------------------------------------------------------------------------------
Containers - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*^                                                                           97,000                  $1,425,900
-----------------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                                                  19,300                     $94,763
-----------------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc.^                                                                          7,750                    $208,320
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc.^*                                                                   28,575                     322,612
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $530,932
-----------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.^*                                                                       3,590                     $53,850
-----------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.^*                                                                        110,500                  $1,235,390
-----------------------------------------------------------------------------------------------------------------------------------
Oil Services - 6.4%
-----------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.^*                                                                                22,800                  $1,132,248
-----------------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.^*                                                                           16,530                     844,518
-----------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                              54,430                   1,491,382
-----------------------------------------------------------------------------------------------------------------------------------
Noble Corp.^                                                                                     20,890                     808,861
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,277,009
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth^                                                                                           24,600                    $870,840
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                                            55                      $1,320
-----------------------------------------------------------------------------------------------------------------------------------
Telephone Services - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
MCI, Inc.^*                                                                                      18,683                    $285,476
-----------------------------------------------------------------------------------------------------------------------------------
Sprint FON Group                                                                                 62,300                   1,163,764
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,449,240
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                                  315,260                  $1,216,904
-----------------------------------------------------------------------------------------------------------------------------------
DPL, Inc.^                                                                                       10,154                     202,572
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co.                                                                                800                      12,040
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.*                                                                                 6,073                     161,481
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,592,997
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Gas - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Ferrell Gas Partners LP                                                                           6,088                    $122,004
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S.Stocks                                                                                                        $15,852,530
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS - 5.4%
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.(Telecommunications - Wireline)^*                                          439,300                  $1,607,838
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR (Telecommunications - Wireless)^                                               100,200                  $1,164,324
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Completel Europe N.V.(Telephone Services)*                                                       14,941                    $363,747
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Song Networks Holding AB (Telephone Services)                                                    66,675                    $372,471
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Jazztel PLC (Telephone Services)*                                                               337,125                    $105,380
-----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                                     $3,613,760
-----------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $24,789,616)                                                                             $19,466,290
-----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. STOCKS - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.Capital Trust II                                                                    1,780                     $95,141
-----------------------------------------------------------------------------------------------------------------------------------
HLI Operating Co., Inc., "A"*                                                                       114                       9,462
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $104,603
-----------------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B"                                                             699                    $716,475
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S.Stocks                                                                                                           $821,078
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Song Networks Holding AB (Telephone Services)*                                                    7,200                     $29,065
-----------------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $831,552)                                                             $850,143
-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25%                                                                 200                  $1,730,000
-----------------------------------------------------------------------------------------------------------------------------------
Telephone Services - 0%
-----------------------------------------------------------------------------------------------------------------------------------
PTV, Inc., "A", 0.0%                                                                                  9                         $44
-----------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $1,559,600)                                                                     $1,730,044
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Anacomp, Inc.(Business Services)^*                                                                5,841                        $292
-----------------------------------------------------------------------------------------------------------------------------------
Grande Communications Holdings (Broadcast & Cable TV)*                                              305                          31
-----------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.(Specialty Chemicals)*                                                       90                          95
-----------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.(Basic Industry)*                                                        3,330                       1,665
-----------------------------------------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $38,821)                                                                                    $2,083
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       PAR AMOUNT
                                                                                          (000 OMITTED)                     $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
COLT Telecom Group PLC, 2%, 2006 (Telecommunications - Wireline)                              EUR 1,000                  $1,313,458
-----------------------------------------------------------------------------------------------------------------------------------
Total Convertible Bonds (Identified Cost, $817,304)
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES                     $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 16.7%
-----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                    11,042,286                 $11,042,286
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       PAR AMOUNT
                                                                                          (000 OMITTED)                     $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.6%
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 1.36%, dated 07/30/2004, due 08/02/2004,
total to be received $2,392,181(secured by various U.S.Treasury
and Federal Agency obligations in a jointly traded account), at Cost                             $2,392                  $2,392,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $81,566,846)                                                                        $77,129,706
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - (16.3)%                                                                               (10,798,124)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                     $66,331,582
-----------------------------------------------------------------------------------------------------------------------------------
 * Non-income producing security.
 # Payment-in-kind security.
## SEC Rule 144A restriction.
** Non-income producing security -- in default.
 ^ All or a portion of this security is on loan.
^^ Interest only security.
 + Restricted security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S.dollar.A list of abbreviations is shown below

EUR = Euro
SEK = Swedish Kroner


SEE ATTACHED SCHEDULES.SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT WHICH ARE
INCORPORATED BY REFERENCE.

-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust,as computed on a federal income tax basis,are as follows:

Aggregate cost                          $81,607,485
                                        -----------
Gross unrealized depreciation           ($8,852,990)
                                        -----------
Gross unrealized appreciation             4,375,211
                                        -----------
Net unrealized depreciation             ($4,477,779)
                                        -----------

(2) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates.These financial instruments include forward foreign currency exchange contracts.The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to
risk.The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                                         NET UNREALIZED
                             CONTRACTS TO                                       CONTRACTS                 APPRECIATION
SETTLEMENT DATE             DELIVER/RECEIVE       IN EXCHANGE FOR               AT VALUE                  (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
SALES
-----
8/4/04-10/6/04              EUR 3,395,593           $4,105,195                  $4,081,203                    $23,992
   8/16/04                  SEK 2,898,285              380,611                     377,307                      3,304
                                                    -----------------------------------------------------------------
                                                    $4,485,806                  $4,458,510                    $27,296
                                                    =================================================================
PURCHASES
---------
8/4/04-10/6/04              EUR 593,430               $716,917                    $713,157                    ($3,760)

At July 31,2004,the trust had sufficient cash and/or securities to cover any commitments under these contracts.

(3) RESTRICTED SECURITIES

The trust may invest not more than 20% of its total assets in securities which are subject to legal or contractual restrictions on
resale.At July 31,2004,the trust owned the following restricted securities,excluding securities issued under Rule
144A,constituting 1% of net assets which may not be publicly sold without registration under the Securities Act of 1933.The trust does not have the right to demand that such securities be registered.The value of these securities is determined by valuations furnished by dealers or by a pricing service,or if not available,in good faith at the direction of the Trustees.

                                              Date of           Par
Description                                 Acquisition        Amount                Cost              Value
-----------------------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp.,8%,2004         4/6/01           694,195             $694,195           $672,664




(C) 2004 MFS Investment Management

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  MFS SPECIAL VALUE TRUST


By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President

Date: September 22, 2004
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President (Principal
                           Executive Officer)

Date: September 22, 2004
      ------------------

By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer (Principal
                           Financial Officer and Accounting Officer)

Date: September 22, 2004
      ------------------

* Print name and title of each signing officer under his or her signature.